BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
BASIS OF PRESENTATION

2.	BASIS OF PRESENTATION

The following companies are consolidated with Vicinity Motor Corp. as at June 30, 2023:

Company Name	Registered	Holding	Functional Currency
Vicinity Motor Corp.	British Columbia	Parent Company	United States Dollar
Vicinity Motor (Bus) Corp.	British Columbia	100%	Canadian Dollar
Vicinity Motor (Bus) USA Corp.	United States	100%	United States Dollar

Intercompany balances and transactions, and any unrealized gains arising from intercompany transactions, were eliminated in preparing the consolidated financial statements.

a)       Statement of compliance

These unaudited interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting. Accordingly, certain information and footnote disclosure normally included in annual financial statements prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board, have been omitted or condensed. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2022.

The interim condensed consolidated financial statements were authorized for issue by the Board of Directors on August 14, 2023.

b)       Basis of measurement

The interim condensed consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments carried at fair value.

c)       Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires the use of judgments and/or estimates that affect the amounts reported and disclosed in the consolidated financial statements and related notes. These judgments and estimates are based on management’s best knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the consolidated financial statements. For significant estimates and judgements refer to Note 7 and Note 9 of these interim consolidated financial statements as well as the audited consolidated financial statements for the year ended December 31, 2022. During the current period the Company entered into a convertible debt arrangement and accordingly the following are new estimates and judgements.

Fair value of embedded derivatives

The Company is required to determine the fair value of embedded derivatives related to conversion features and redemption options as at the reporting date. Since the embedded derivatives are not traded in an active market, their fair value is based on estimates and valuation techniques as disclosed in Note 9.